Related-Party Transactions (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Related Party Transaction [Line Items]
Sales of products to related parties	[1]	¥ 276,322	$ 40,189	¥ 671,093		¥ 334,841
Purchase of raw materials and services from related parties	[2]	404,400	$ 58,818	550,945		¥ 441,461
Accounts receivable from related parties	[1]	302,542		513,344			$ 44,003
Prepayments for materials to related party suppliers	[2]	116,977		80,551			17,013
Other amounts due from related parties		425,700		691,323	[3]		61,916
Total due from related parties - current		845,219		1,285,218			122,932
Long-term portion of amounts due from related party		32,000		32,000	[4]		4,654
Prepayments for construction of property, plant and equipment to related party suppliers	[5]	190		420			28
Total other due from related parties		190		420			28
Amounts due to related parties		(202,032)		(313,780)	[4]		(29,384)
Short-term sales lease back and financing lease payable due to related parties		(36,890)		(106,424)	[6]		(5,365)	[6]
Total due to related parties - current		(238,922)		(420,204)			(34,749)
Long-term sales lease back and financing lease payable due to related parties		¥ (225,654)		¥ (220,915)	[6]		$ (32,820)	[6]

[1]	The Company sold products of RMB 322,646, RMB 526,989 and RMB 258,949 (US$ 37,663) to the subsidiaries of Yingli Group for the years ended December 31, 2016, 2017 and 2018, respectively. In 2017 the Company received RMB 20 million from a related party in payment of an accounts receivable balance that was fully reserved in a prior year, and recorded the recovery as a reduction of general and administrative expense.
[2]	The balance as of December 31, 2017 and 2018 mainly represents the prepayments to subsidiaries of Yingli Group for the purchase of raw materials and receipt of services. The Company purchased raw materials of RMB 204,436, RMB 265,897 and RMB 217,861 (US$ 31,687) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2016, 2017 and 2018, respectively. The Company purchased services of RMB 235,448, RMB 285,048 and RMB 122,059 (US$ 17,753) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2016, 2017 and 2018, respectively. The amount of transaction mentioned above included value-added tax. In March 2017, the Company signed two lease agreements with Yingli Group to rent the R&D lab and equipment that will be used in the research and development of new PV products. The annual rental fee for equipment, both in 2017 and 2018, was RMB 23,000 (US$ 3,345), respectively. The rental fee for R&D lab was RMB 7,800 in 2017 and RMB 5,280 (US$ 768) in 2018, resulting from the reduce in the area of the leased premises. The amount of transaction mentioned above included value-added tax
[3]	Other amounts due from related parties consists of the following:
[4]	In 2012, Yingli Lixian entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 and RMB 7,510 deposits during the years ended December 31, 2012 and 2013, respectively, for guarantee of the transaction. In 2012, Fine Silicon entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 10,000 deposits for guarantee of the transaction. In August 2013, Yingli China entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 deposits for guarantee of the lease. These deposits will be returned when the transactions are completed and were recorded in long-term portion of amounts due from a related party as of December 31, 2017 and 2018.
[5]	The balance as of December 31, 2017 and 2018 mainly represents the prepayments to subsidiaries of Yingli Group for the construction of plants, which is included in property, plant and equipment in the Consolidated Balance Sheets.
[6]	The Company entered into several financing lease agreements with related party controlled by Yingli Group. As of December 31, 2017 and 2018, the total outstanding payable within one year was RMB 106,424 and RMB 36,890 (US$ 5,365) over one year was RMB 220,915 and RMB 225,654 (US$ 32,820), respectively.